Average Annual Total Returns			12 Months Ended	14 Months Ended		35 Months Ended	47 Months Ended	54 Months Ended	60 Months Ended	85 Months Ended	90 Months Ended	100 Months Ended	107 Months Ended	119 Months Ended	120 Months Ended
		Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
TCW Artificial Intelligence ETF
Prospectus [Line Items]
Average Annual Return, Percent			28.45%						12.49%			17.82%
Performance Inception Date		Aug. 31, 2017
TCW Artificial Intelligence ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.45%						12.25%			17.67%
TCW Artificial Intelligence ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.84%						9.92%			15.04%
TCW Artificial Intelligence ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%						14.42%			14.88%
TCW Compounders ETF
Prospectus [Line Items]
Average Annual Return, Percent			(5.27%)						7.76%					15.66%
Performance Inception Date													Jan. 29, 2016
TCW Compounders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.33%)						6.43%					14.58%
TCW Compounders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.08%)						5.85%					12.91%
TCW Compounders ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%						14.42%					15.55%
TCW Transform 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.90%					12.35%
Performance Inception Date		Jun. 22, 2021
TCW Transform 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.59%					11.97%
TCW Transform 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.79%					9.71%
TCW Transform 500 ETF | Morningstar US Large Cap Select TR USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.96%					12.41%
TCW Transform Supply Chain ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.78%			12.87%
Performance Inception Date		Feb. 14, 2023
TCW Transform Supply Chain ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.68%			12.75%
TCW Transform Supply Chain ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.04%			10.05%
TCW Transform Supply Chain ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%			20.85%
TCW Transform Systems ETF
Prospectus [Line Items]
Average Annual Return, Percent			32.58%				18.94%
Performance Inception Date		Feb. 02, 2022
TCW Transform Systems ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.50%				18.76%
TCW Transform Systems ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.33%				15.14%
TCW Transform Systems ETF | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%				12.44%
TCW AAA CLO ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.45%	5.54%
Performance Inception Date		Nov. 15, 2024
TCW AAA CLO ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.38%	3.46%
TCW AAA CLO ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.20%	3.34%
TCW AAA CLO ETF | JP Morgan CLOIE AAA Index
Prospectus [Line Items]
Average Annual Return, Percent			5.45%	6.18%
TCW AAA CLO ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	6.38%
TCW Core Plus Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.12%						0.90%						2.34%
TCW Core Plus Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.00%						(0.52%)						1.04%
TCW Core Plus Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.77%						0.07%						1.23%
TCW Core Plus Bond ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.30%						(0.36%)						2.01%
TCW Core Plus Bond ETF | Bloomberg Intermediate U.S./Government Credit Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		697.00%						96.00%						229.00%
TCW Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.30%						(0.09%)		3.79%
Performance Inception Date		Jun. 29, 2018
TCW Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.32%						(1.53%)		1.84%
TCW Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.88%						(0.69%)		2.08%
TCW Corporate Bond ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.30%						(0.36%)		2.07%
TCW Corporate Bond ETF | Bloomberg U.S. Corporate Investment Grade Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.77%						(0.09%)		3.16%
TCW Flexible Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.50%						3.22%	6.61%
Performance Inception Date		Nov. 30, 2018
TCW Flexible Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.00%						(0.04%)	2.49%
TCW Flexible Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.98%						0.99%	3.25%
TCW Flexible Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		7.30%						(0.36%)	2.22%
TCW High Yield Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.08%						3.52%						5.43%
TCW High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.78%						0.98%						3.18%
TCW High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.13%						1.57%						3.20%
TCW High Yield Bond ETF | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		7.58%						0.06%						2.43%
TCW High Yield Bond ETF | Bloomberg U.S. Corporate High Yield 2% Cap (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		8.62%						4.50%						6.52%
TCW Multisector Credit Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.28%		7.69%
Performance Inception Date		Nov. 16, 2024
TCW Multisector Credit Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.09%		4.58%
TCW Multisector Credit Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.84%		4.53%
TCW Multisector Credit Income ETF | Bloomberg Universal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			7.58%		6.60%
TCW Multisector Credit Income ETF | Bloomberg High Yield JPM EMBI GD Morningstar LSTA Leveraged Loan
Prospectus [Line Items]
Average Annual Return, Percent			9.57%		8.72%
TCW Senior Loan ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.26%						5.37%						4.77%
TCW Senior Loan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.19%						2.58%						2.53%
TCW Senior Loan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%						2.88%						2.67%
TCW Senior Loan ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		7.58%						0.06%						2.43%
TCW Senior Loan ETF | Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		5.90%						6.42%						6.23%

[1]	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the U.S.
[2]	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the U.S.
[3]	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the United States.
[4]	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the U.S.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S.dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[6]	The Bloomberg Intermediate U.S. Government/Credit Index measures investment grade, US dollar-denominated, fixed-rate nominal Treasuries, government-related and corporate securities with 1-10 year maturities.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[8]	The Bloomberg U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Investment Grade Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.
[9]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.
[10]	The Bloomberg U.S. Universal Bond Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
[11]	The Bloomberg U.S. Corporate High Yield 2% Issuer Cap is an unmanaged index of the 2% Issuer Cap component of the Barclays High Yield Corporate Bond Index, which is a market value-weighted index of fixed rate, non-investment grade debt.
[12]	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
[13]	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.